Loans - Impaired Loans Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	¥ 1,255	¥ 1,082
Nonaccrual loans without an allowance	77	86
Total nonaccrual loans	1,332	1,168
Interest income recognized	23	14
Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	1,123	972
Nonaccrual loans without an allowance	73	79
Total nonaccrual loans	1,196	1,051
Interest income recognized	19	13
Domestic | Retail | Housing Loan
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	22	27
Nonaccrual loans without an allowance	17	22
Total nonaccrual loans	39	49
Interest income recognized	1	1
Domestic | Retail | Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	37	40
Nonaccrual loans without an allowance	18	22
Total nonaccrual loans	55	62
Interest income recognized	1	1
Domestic | Large companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	961	784
Nonaccrual loans without an allowance	19	16
Total nonaccrual loans	980	800
Interest income recognized	16	9
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	103	121
Nonaccrual loans without an allowance	19	19
Total nonaccrual loans	122	140
Interest income recognized	1	2
Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	132	110
Nonaccrual loans without an allowance	4	7
Total nonaccrual loans	136	117
Interest income recognized	¥ 4	¥ 1